COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

March 1, 2017

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia Absolute Return Currency and Income Fund

Columbia Asia Pacific ex-Japan Fund

Columbia Emerging Markets Bond Fund

Columbia European Equity Fund

Columbia Global Bond Fund

Columbia Select Global Equity Fund

Columbia Seligman Global Technology Fund

Post-Effective Amendment No. 158

File No. 333-131683 /811-21852

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 158 (Amendment). This Amendment was filed electronically on February 27, 2017.

If you have any questions, please contact either me at (212) 850-1703 or Patrick Gannon at (617) 385-9534.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II